Organization and Nature of Operations (Details) - USD ($)		1 Months Ended
	Mar. 28, 2018	Mar. 23, 2020	Jan. 29, 2018	Jul. 09, 2019	Apr. 25, 2019
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage	100.00%		100.00%
Remaining percentage	75.10%				75.10%
Shareholders owned percentage	32.70%
Outstanding for a consideration (in Dollars)		$ 1,000
Outstanding securities percentage		1.40%
Business Acquisition [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired percentage	24.90%			49.00%